Other receivables and other payables - Other payables (Details) £ in Millions, R in Millions	Dec. 31, 2021 ZAR (R)	Dec. 31, 2020 ZAR (R)	Dec. 31, 2019 ZAR (R)	Feb. 21, 2019 GBP (£)	Dec. 31, 2018 ZAR (R)
Other Payables [Abstract]
Right of recovery payable	R 32	R 39	R 79
Other	373	367	212
Total other payables	9,364	5,157	3,449
Reconciliation of the non-current and current portion of the other receivables:
Other payables	9,364	5,157	3,449
Current portion of other payables	(4,765)	(2,246)	(761)
Other payables	4,599	2,911	2,688
Marikana
Other Payables [Abstract]
Marikana dividend obligation	1,539	0	0		R 0
Rustenburg Operations acquisition
Other Payables [Abstract]
Deferred payment	6,920	4,355	2,826		2,206
Pandora acquisition by Lonmin
Other Payables [Abstract]
Deferred payment	400	308	276		R 0
SFA Oxford Limited
Other Payables [Abstract]
Contingent consideration (related to SFA (Oxford) acquisition)	R 100	R 88	R 56	£ 6